UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2023

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” —Warren Buffett

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli ABC Fund was 3.8% compared with a total return of 2.3% for the ICE BofA 3 Month U.S. Treasury Bill Index. Another class of shares is available. See page 4 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The investment objective of the Fund is to seek to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.

The Fund invests primarily in securities of domestic and foreign issuers that Gabelli Funds, LLC, the Adviser (the Adviser), believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company), virtually risk free U.S. Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Global announced mergers and acquisitions (M&A) transactions totaled $1.3 trillion in the first six months of 2023; a 37% decrease compared with the same period a year ago. More than 27,000 deals were announced around the world, with nearly 30% of those announced in the United States. As has been apparent for the past few quarters, activity remains subdued due to higher sustained interest rates, uncertainty around geopolitical concerns and a more watchful eye by global regulatory bodies.

Deals announced within the healthcare space led the charge on a sector basis, as nearly $190 billion worth of transactions were announced globally, or 14% of total deal volumes and a 43% increase compared with 2022 levels. Energy & Power and technology both also accounted for 14% of deal volumes, but declined compared with a year ago.

Dealmaking outside the U.S. was significantly higher in the second quarter of the year. $765 billion worth of new deals were announced outside of the U.S. in the first half, with $459 billion being announced in the second quarter. As was seen in the second quarter, confidence amongst global executives is beginning to return, leading to a search for acquisition targets around the world.

A total of 21% of transactions worldwide were announced by Private Equity backed buyers in the first half, a 49% decrease compared with a robust period last year. Amid an environment with higher sustained interest rates, some financial buyers have found difficulty securing financing commitments, likely leading to this decline.

Deal spreads widened in the first half of the year, attributed mainly to the markets’ broader worry over regional banking implications, in addition to higher interest rates and a signaling of a more watchful eye by global regulators. Not only have the Federal Trade Commission and Department of Justice in the United States made it clear they are willing to challenge transactions that poke at the linings of merger laws, but regulators around the world, mainly in the United Kingdom are beginning to assert their power over transactions. U.S. antitrust watchdogs introduced potential changes to the merger review process, which may require additional transaction documents lengthening the time at which deals may take to close.

The need to compete on a global basis and grow through acquisitions remains a main underpinning for transactions to take place. As was evidenced in the second quarter, announced mega deals or those greater than $10 billion, may remain muted because of the increased regulatory oversight, but smaller, highly synergistic and accretive transactions are likely to remain. While small, the improvements in certain corners of the M&A environment in the second quarter are positive signs for a broader rebound in dealmaking.

ABC: Our top contributors to performance for the quarter (based upon price change and position size) were Lennar Corporation Class B (+19.7%), Rogers Corporation (+1.1%), CIRCOR International (+1.0%), Signify Health, Inc. (+0.7%) and KKR & Co (+0.4%). Our top detractors were Lennar Corporation Class A (-13.8%), Idorsia Ltd (-0.8%), TEGNA Inc (-0.4%), Sportsman’s Warehouse Holdings (-0.4%), and PNM Resources (-0.4%).

We appreciate your investment in The Gabelli ABC Fund.

Thank you for your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/14/93)
AAA Shares (GABCX)	3.77%	5.10%	2.66%	2.48%	2.82%	5.07%
S&P 500 Index (b)	16.89	19.59	12.31	12.86	10.88	10.10
ICE BofA 3 Month U.S. Treasury Bill Index (b)	2.25	3.59	1.55	0.98	0.75	2.41
Lipper U.S. Treasury Money Market Fund Average (b)	0.73	1.97	1.38	2.72	2.77	2.00
Advisor Shares (GADVX)	3.70	4.81	2.41	2.23	2.57	4.93

(a)	Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2007. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The ICE BofA 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the BofA 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. Lipper U.S. Treasury Money Market Fund Average since inception performance is as of April 30, 1993.

In the current prospectuses dated April 28, 2023, the expense ratios for the Class AAA and the Advisor Class Shares, are 0.79% and 1.04%, respectively. See page 13 for the expense ratios for the six months ended June 30, 2023. The Fund does not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli ABC Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,037.70	0.84%	$4.24
Advisor
Class	$1,000.00	$1,037.00	1.09%	$5.51
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.63	0.84%	$4.21
Advisor
Class	$1,000.00	$1,019.39	1.09%	$5.46

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2023:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	52.6%
Building and Construction	20.5%
Energy and Utilities	3.6%
Health Care	3.2%
Computer Software and Services	3.2%
Aerospace and Defense	2.6%
Financial Services	2.4%
Machinery	1.7%
Metals and Mining	1.7%
Electronics	1.3%
Entertainment	1.2%
Broadcasting	1.2%
Food and Beverage	0.9%
Telecommunications	0.7%
Diversified Industrial	0.7%
Specialty Chemicals	0.6%
Cable and Satellite	0.5%
Retail	0.4%
Consumer Products	0.4%
Wireless Communications	0.3%
Hotels and Gaming	0.2%
Business Services	0.2%
Closed-End Funds	0.1%
Publishing	0.1%
Real Estate	0.1%
Equipment and Supplies	0.1%
Automotive	0.1%
Automotive: Parts and Accessories	0.0	%*
Paper and Forest Products	0.0	%*
Wireless Telecommunications Services	0.0	%*
Semiconductors	0.0	%*
Other Assets and Liabilities (Net)	16.6%

Short Positions
Building and Construction	(17.1)%
Machinery	(0.0	)%**
Financial Services	(0.0	)%**
	100.0%

*	Amount represents less than 0.05%.
**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 47.5%
	Aerospace and Defense — 2.6%
229,000	Aerojet Rocketdyne Holdings Inc.†	$11,164,199	$12,565,230

	Automotive — 0.1%
35,000	Iveco Group NV†	247,425	315,160

	Automotive: Parts and Accessories — 0.0%
5,000	Uni-Select Inc.†	171,996	177,581

	Broadcasting — 1.2%
9,000	Cogeco Inc.	211,014	379,566
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	103,530	101,430
140,000	Sinclair Inc.	3,635,181	1,934,800
205,000	TEGNA Inc.	4,245,443	3,329,200
		8,195,168	5,744,996
	Building and Construction — 20.5%
4,800	Johnson Controls International plc	168,912	327,072
873,100	Lennar Corp., Cl. B	34,925,916	98,642,838
		35,094,828	98,969,910
	Business Services — 0.2%
3,000	Applus Services SA	32,193	32,294
79,200	Dawson Geophysical Co.†	182,140	160,776
120,000	Diebold Nixdorf Inc.†	3,482	6,360
36,434	Steel Connect Inc.†	325,172	305,316
1,000	Triton International Ltd.	82,997	83,260
50,000	US Xpress Enterprises Inc., Cl. A†	303,900	307,000
		929,884	895,006
	Cable and Satellite — 0.5%
1,000	Charter Communications Inc., Cl. A†	215,343	367,370
92,000	Liberty Global plc, Cl. A†	2,476,779	1,551,120
18,000	Liberty Global plc, Cl. C†	516,479	319,860
35,000	Liberty Latin America Ltd., Cl. A†	326,471	306,250
		3,535,072	2,544,600
	Computer Software and Services — 3.2%
420,000	Absolute Software Corp.	4,814,862	4,813,200
36,000	Black Knight Inc.†	2,509,258	2,150,280
4,800	Dell Technologies Inc., Cl. C	183,810	259,728
19,000	Digi International Inc.†	185,323	748,410
4,000	EMIS Group plc	91,848	69,596
5,000	ESI Group†	810,549	807,488
3,000	Fiserv Inc.†	235,047	378,450
20,000	ForgeRock Inc., Cl. A†	450,136	410,800
13,500	Gen Digital Inc.	262,409	250,425
6,000	Playtech plc†	52,348	44,958
Shares		Cost	Market Value
5,000	Rocket Internet SE	$112,606	$113,485
2,000	Rockwell Automation Inc.	349,260	658,900
111,000	Software AG	3,856,540	3,858,985
20,000	Stratasys Ltd.†	343,197	355,200
2,500	VMware Inc., Cl. A†	284,992	359,225
		14,542,185	15,279,130
	Consumer Products — 0.4%
10,000	Bang & Olufsen A/S†	29,137	15,476
24,200	Energizer Holdings Inc.	875,904	812,636
24,000	iRobot Corp.†	1,328,519	1,086,000
		2,233,560	1,914,112
	Diversified Industrial — 0.7%
40,100	Myers Industries Inc.	438,288	779,143
35,000	Steel Partners Holdings LP†	288,510	1,662,500
13,500	Valmet Oyj	430,392	375,351
30,000	Velan Inc.	286,254	288,734
26,500	Wartsila OYJ Abp	343,008	298,277
		1,786,452	3,404,005
	Electronics — 1.3%
1,200	MKS Instruments Inc.	132,104	129,720
18,000	National Instruments Corp.	1,039,839	1,033,200
32,000	Rogers Corp.†	7,742,528	5,181,760
12,400	Yamada Holdings Co. Ltd.	36,458	36,471
		8,950,929	6,381,151
	Energy and Utilities — 3.6%
50,500	Alerion Cleanpower SpA	138,449	1,576,020
16,666	Alvopetro Energy Ltd.	36,044	132,850
14,000	APA Corp.	465,612	478,380
20,000	Endesa SA	453,617	428,842
46,982	Energy Transfer LP	225,675	596,672
520	Equitrans Midstream Corp.	4,540	4,971
200,000	Gulf Coast Ultra Deep Royalty Trust	39,334	3,130
13,500	Magellan Midstream Partners LP	844,336	841,320
34,000	National Fuel Gas Co.	1,674,433	1,746,240
2,000	PDC Energy Inc.	140,333	142,280
146,000	PNM Resources Inc.	7,103,433	6,584,600
30,000	Primo Water Corp.	439,880	376,200
71,000	Severn Trent plc	1,905,555	2,313,762
21,000	Southwest Gas Holdings Inc.	1,286,762	1,336,650
26,000	UGI Corp.	1,096,966	701,220
		15,854,969	17,263,137
	Entertainment — 1.2%
1,500	Activision Blizzard Inc.†	116,906	126,450
96,000	Fox Corp., Cl. B	3,628,221	3,061,440
42,000	Liberty Media Corp.- Liberty Braves, Cl. A†	1,096,209	1,718,640

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
5,000	Madison Square Garden Sports Corp.	$754,220	$940,250
15,000	Rovio Entertainment Oyj	126,983	149,440
		5,722,539	5,996,220
	Equipment and Supplies — 0.1%
33,600	The L.S. Starrett Co., Cl. A†	143,497	351,120

	Financial Services — 2.4%
7,000	Alimco Financial Corp.†(a)	240,731	42,000
39,500	AllianceBernstein Holding LP	0	1,270,320
10,000	Argo Group International Holdings Ltd.	293,195	296,100
1,000	Brookfield Asset Management Ltd., Cl. A	34,876	32,630
5,000	Brookfield Corp.	190,347	168,250
1,000	Cincinnati Bancorp Inc.†	14,370	13,645
2,119	CNFinance Holdings Ltd., ADR†	5,573	6,192
23,000	Equitable Holdings Inc.	424,254	624,680
12,000	Fanhua Inc., ADR†	85,808	99,720
47,500	First Horizon Corp.	944,024	535,325
4,000	Focus Financial Partners Inc., Cl. A†	206,800	210,040
25,000	Greenhill & Co. Inc.	366,565	366,250
2,000	Home Point Capital Inc.†	4,610	4,640
1,000	Horizon Bancorp Inc.	9,670	10,410
53,000	KKR & Co. Inc.	180,658	2,968,000
3,000	Malvern Bancorp Inc.†	52,542	47,250
800	Mastercard Inc., Cl. A	15,971	314,640
2,500	Numis Corp. plc	10,728	10,557
7,920	SouthState Corp.	537,839	521,136
2,300	The Community Financial Corp.	87,474	62,307
500	Topdanmark AS	14,226	24,562
16,000	Valley National Bancorp	115,336	124,000
105,000	Webster Financial Corp.	3,834,449	3,963,750
		7,670,046	11,716,404
	Food and Beverage — 0.9%
15,000	Chr. Hansen Holding A/S	1,079,539	1,041,108
2,000	Pernod Ricard SA	142,616	441,718
18,300	Remy Cointreau SA	1,129,263	2,934,438
		2,351,418	4,417,264
	Health Care — 3.1%
3,500	Amedisys Inc.†	320,478	320,040
17,000	Biohaven Ltd.†	124,100	406,640
400	Bio-Rad Laboratories Inc., Cl. A†	39,976	151,648
8,000	Bioventus Inc., Cl. A†	126,558	23,120
Shares		Cost	Market Value
22,000	Chinook Therapeutics Inc.†	$847,752	$845,240
8,000	Clovis Oncology Inc.†	97	144
200	Dechra Pharmaceuticals plc	9,184	9,363
30,000	DICE Therapeutics Inc.†	1,401,905	1,393,800
14,000	Horizon Therapeutics plc†	1,542,310	1,439,900
500	ICU Medical Inc.†	29,090	89,095
182,000	Idorsia Ltd.†	2,258,364	1,311,547
300	Illumina Inc.†	12,175	56,247
29,200	IVERIC bio Inc.†	1,151,512	1,148,728
433,000	Myrexis Inc.†	44,849	779
3,500	NuVasive Inc.†	144,680	145,565
92,000	Perrigo Co. plc	3,740,998	3,123,400
12,000	QIAGEN NV†	524,042	540,360
1,027	QuidelOrtho Corp.†	104,722	85,097
9,300	Seagen Inc.†	1,866,781	1,789,878
100	Sigilon Therapeutics Inc.†	2,486	2,251
1,500	Syneos Health Inc.†	62,722	63,210
10,000	TherapeuticsMD Inc.†	98,883	41,200
1,000	VectivBio Holding AG†	16,180	16,870
180,000	Viatris Inc.	2,370,617	1,796,400
		16,840,461	14,800,522
	Hotels and Gaming — 0.2%
20,000	Entain plc	336,767	323,088
3,000	NEOGAMES SA†	81,629	78,360
40,000	Sciplay Corp., Cl. A†	788,787	787,200
		1,207,183	1,188,648
	Machinery — 1.7%
21,000	Astec Industries Inc.	756,214	954,240
25,000	CFT SpA†(a)	138,180	125,488
60,000	CIRCOR International Inc.†	1,265,878	3,387,000
256,000	CNH Industrial NV	2,161,031	3,686,400
1,000	Xylem Inc.	104,792	112,620
		4,426,095	8,265,748
	Metals and Mining — 1.4%
200,000	Ampco-Pittsburgh Corp.†	637,062	636,000
2,000	Arconic Corp.†	57,950	59,160
3,000	Endeavour Mining plc	66,519	71,900
36,500	Freeport-McMoRan Inc.	537,076	1,460,000
5,000	JSR Corp.	144,992	142,417
4,257	Kinross Gold Corp.	22,197	20,309
12,000	Newcrest Mining Ltd., ADR	209,204	214,200
19,000	Newmont Corp.	648,850	810,540
83,000	Pan American Silver Corp.	1,207,173	1,210,140
70,000	Sierra Metals Inc.†	155,674	21,000
10,000	Vulcan Materials Co.	438,009	2,254,400
		4,124,706	6,900,066
	Publishing — 0.1%
18,000	Lee Enterprises Inc.†	339,912	242,460

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
26,000	The E.W. Scripps Co., Cl. A†	$309,748	$237,900
		649,660	480,360
	Real Estate — 0.1%
500	American Tower Corp., REIT	7,707	96,970
5,000	Corem Property Group AB, Cl. B	11,505	2,348
4,000	Healthcare Realty Trust Inc., REIT	77,660	75,440
1,400	Life Storage Inc., REIT	186,396	186,144
		283,268	360,902
	Retail — 0.4%
5,000	Albertsons Companies Inc., Cl. A	106,300	109,100
13,000	Franchise Group Inc.	375,090	372,320
25,000	Lookers plc	37,991	37,973
260,000	Sportsman’s Warehouse Holdings Inc.†	3,244,834	1,482,000
101,770	The Bon-Ton Stores Inc.†	4,946	10
442,715	The Fresh Market Inc.†(a)	0	0
		3,769,161	2,001,403
	Semiconductors — 0.0%
400	AIXTRON SE	1,588	13,570
200	Siltronic AG	16,119	15,277
400	Tower Semiconductor Ltd.†	15,764	15,008
		33,471	43,855
	Specialty Chemicals — 0.6%
147,600	Diversey Holdings Ltd.†	1,226,217	1,238,364
1,200	Linde plc	194,452	457,296
36,000	Mativ Holdings Inc.	835,545	544,320
18,000	SGL Carbon SE†	156,514	165,284
14,000	Univar Solutions Inc.†	489,296	501,760
		2,902,024	2,907,024
	Telecommunications — 0.7%
280,000	HKBN Ltd.	200,879	150,791
120,000	Koninklijke KPN NV	365,363	428,056
2,081	Liberty Latin America Ltd., Cl. C†	14,858	17,938
92,000	Orange Belgium SA†	2,184,510	1,389,403
61,000	Parrot SA†	221,205	241,625
100,000	Pharol SGPS SA†	26,206	4,321
55,000	Telenet Group Holding NV	1,920,091	1,237,530
		4,933,112	3,469,664
	Wireless Communications — 0.3%
11,000	Millicom International Cellular SA†	213,610	167,640
36,000	Millicom International Cellular SA, SDR†	763,209	550,246
Shares		Cost	Market Value
40,000	United States Cellular Corp.†	$972,511	$705,200
		1,949,330	1,423,086
	Wireless Telecommunications Services — 0.0%
400,000	NII Holdings Inc., Escrow†	107,296	140,000

	TOTAL COMMON STOCKS	159,819,934	229,916,304

	CLOSED-END FUNDS — 0.1%
235,000	Altaba Inc., Escrow†	12,750	549,900

	RIGHTS — 0.4%
	Computer Software and Services — 0.0%
1,000	Flexion Therapeutics Inc., CVR†	0	650

	Health Care — 0.1%
60,000	ABIOMED Inc., CVR†	0	105,000
39,000	Achillion Pharmaceuticals Inc., CVR†	0	19,500
65,000	Adamas Pharmaceuticals Inc., CVR†	0	3,250
65,000	Adamas Pharmaceuticals Inc., CVR†	0	3,250
50,000	Akouos Inc., CVR†	0	37,500
10,000	Albireo Pharma Inc., CVR†	0	22,500
187,969	Ambit Biosciences Corp., CVR†(a)	0	317,667
50,000	Amryt Pharma plc, CVR†	0	1,000
50,000	Amryt Pharma plc, CVR†	0	1,000
4,000	CinCor Pharma Inc., CVR†	0	12,000
28,000	Epizyme Inc., CVR†	0	560
640,000	Innocoll, CVR†(a)	384,000	1
150,000	Ipsen SA/Clementia, CVR†(a)	202,500	0
95,400	Ocera Therapeutics, CVR†(a)	25,758	16,218
3,000	Opiant Pharmaceuticals Inc., CVR†	0	1,500
11,000	Prevail Therapeutics Inc., CVR†	0	5,500
2,000	Radius Health Inc., CVR†	0	200
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 01/02/24†(a)	401,889	0
12,000	Tobira Therapeutics Inc., CVR†(a)	720	0
		1,014,867	546,646
	Metals and Mining — 0.3%
10,000	Kinross Gold Corp., CVR†(a)	0	0

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	RIGHTS (Continued)
	Metals and Mining (Continued)
2,200,000	Pan American Silver Corp., CVR†	$506,000	$1,122,220
		506,000	1,122,220
	Paper and Forest Products — 0.0%
75,000	Resolute Forest Products Inc., CVR†	0	150,000

	TOTAL RIGHTS	1,520,867	1,819,516

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
102,000	Ampco-Pittsburgh Corp., expire 08/01/25†	69,677	49,980

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 52.6%
$257,130,000	U.S. Treasury Bills, 4.799% to 5.435%††, 07/20/23 to 12/07/23(b)	254,700,804	254,719,679

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.6%	$416,124,032	487,055,379

	SECURITIES SOLD SHORT — (17.1)%
	(Proceeds received $34,587,382)		(83,009,530)

	Other Assets and Liabilities (Net) — 16.6%		79,964,874

	NET ASSETS — 100.0%		$484,010,723
Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (17.1)%
	Building and Construction — (17.1)%
661,000	Lennar Corp., Cl. A	$34,386,558	$82,829,910

	Financial Services — (0.0)%
2,000	First Bank	27,168	20,760
4,000	Shore Bancshares Inc.	69,033	46,240
		96,201	67,000
	Machinery — (0.0)%
1,000	Xylem Inc.	104,623	112,620

	TOTAL SECURITIES SOLD SHORT(c)	$34,587,382	$83,009,530

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At June 30, 2023, $49,000,000 of the principal amount was pledged as collateral for securities sold short and forward foreign exchange contracts.
(c)	At June 30, 2023, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR American Depositary Receipt

CCCP Contingent Cash Consideration Payment

CVR Contingent Value Right

REIT Real Estate Investment Trust

SDR Swedish Depositary Receipt

As of June 30, 2023, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	13,487,101	EUR	12,300,000	State Street Bank and Trust Co.	07/28/23	$45,736
USD	2,294,545	GBP	1,800,000	State Street Bank and Trust Co.	07/28/23	8,052
USD	683,398	CAD	900,000	State Street Bank and Trust Co.	07/28/23	3,723

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS						$57,511

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments in securities, at value (cost $416,124,032)	$487,055,379
Cash	3,633,057
Deposit at brokers for securities sold short	83,797,996
Receivable for investment securities sold	2,664,821
Receivable for Fund shares sold	10,966
Dividends and interest receivable	463,082
Unrealized appreciation on forward foreign currency contracts	57,511
Prepaid expenses	17,221
Total Assets	577,700,033
Liabilities:
Securities sold short, at value (proceeds $34,587,382)	83,009,530
Foreign currency overdraft, at value (cost $1,233,268)	1,235,900
Payable for investment securities purchased	8,755,723
Payable for Fund shares redeemed	245,563
Payable for investment advisory fees	199,011
Payable for distribution fees	18,039
Payable for accounting fees	7,500
Other accrued expenses	218,044
Total Liabilities	93,689,310
Net Assets
(applicable to 46,313,688 shares outstanding)	$484,010,723
Net Assets Consist of:
Paid-in capital	$462,546,652
Total distributable earnings	21,464,071
Net Assets	$484,010,723

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($397,047,316 ÷ 37,918,330 shares outstanding)	$10.47
Advisor Class:
Net Asset Value, offering, and redemption price per share ($86,963,407 ÷ 8,395,358 shares outstanding)	$10.36

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $37,076)	$1,772,453
Interest	8,107,807
Total Investment Income	9,880,260
Expenses:
Investment advisory fees	1,293,126
Distribution fees - Advisor Class	125,579
Dividend expense on securities sold short	533,219
Shareholder communications expenses	91,267
Custodian fees	50,130
Directors’ fees	45,706
Legal and audit fees	37,127
Shareholder services fees	31,670
Registration expenses	27,863
Accounting fees	22,500
Service fees for securities sold short (See Note 2)	16,733
Interest expense	938
Miscellaneous expenses	25,837
Total Expenses	2,301,695
Less:
Expenses paid indirectly by broker (See Note 6)	(4,031)
Net Expenses	2,297,664
Net Investment Income	7,582,596

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments in securities	1,943,895
Net realized loss on securities sold short	(832,857)
Net realized loss on forward foreign exchange contracts	(325,988)
Net realized gain on foreign currency transactions	4,233
Net realized gain on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency transactions	789,283
Net change in unrealized appreciation/depreciation:
on investments in securities	33,928,918
on securities sold short	(23,039,237)
on forward foreign exchange contracts	149,407
on foreign currency translations	9,089
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	11,048,177
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency	11,837,460
Net Increase in Net Assets Resulting from Operations	$19,420,056

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment income	$7,582,596	$4,601,564
Net realized gain/(loss) on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency transactions	789,283	(3,470,119)
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	11,048,177	(16,297,133)
Net Increase/(Decrease) in Net Assets Resulting from Operations	19,420,056	(15,165,688)

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(6,097,226)
Advisor Class	—	(1,290,962)
Total Distributions to Shareholders	—	(7,388,188)

Capital Share Transactions:
Class AAA	(65,958,470)	(25,762,244)
Advisor Class	(37,870,634)	(41,505,924)
Net Decrease in Net Assets from Capital Share Transactions	(103,829,104)	(67,268,168)

Redemption Fees	1	46

Net Decrease in Net Assets	(84,409,047)	(89,821,998)

Net Assets:
Beginning of year	568,419,770	658,241,768
End of period	$484,010,723	$568,419,770

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2023(e)	$10.09	$0.15		$0.23	$0.38	$—	$—		$—	$0.00	$10.47	3.77%	$397,047	2.98	%(f)	0.84	%(f)	76%
2022	10.44	0.08		(0.29)	(0.21)	(0.14)	—		(0.14)	0.00	10.09	(2.01)	447,336	0.80		0.79		156
2021	10.46	0.02		0.44	0.46	(0.05)	(0.43)		(0.48)	0.00	10.44	4.37	489,797	0.15		0.77		205
2020	10.21	0.02		0.27	0.29	(0.04)	(0.00	)(b)	(0.04)	0.00	10.46	2.90	552,051	0.21		0.73		251
2019	10.03	0.12		0.36	0.48	(0.14)	(0.16)		(0.30)	0.00	10.21	4.80	618,374	1.18		0.64		278
2018	10.38	0.15		(0.13)	0.02	(0.24)	(0.13)		(0.37)	0.00	10.03	0.20	564,929	1.41		0.57	(g)	231
Advisor Class
2023(e)	$9.99	$0.14		$0.23	$0.37	$—	$—		$—	$0.00	$10.36	3.70%	$86,964	2.72	%(f)	1.09	%(f)	76%
2022	10.34	0.05		(0.29)	(0.24)	(0.11)	—		(0.11)	0.00	9.99	(2.35)	121,084	0.48		1.04		156
2021	10.36	(0.05)		0.48	0.43	(0.02)	(0.43)		(0.45)	0.00	10.34	4.15	168,445	(0.43)		1.02		205
2020	10.10	0.00	(b)	0.27	0.27	(0.01)	(0.00	)(b)	(0.01)	0.00	10.36	2.70	167,311	0.01		0.98		251
2019	9.93	0.09		0.35	0.44	(0.11)	(0.16)		(0.27)	0.00	10.10	4.40	279,964	0.92		0.89		278
2018	10.27	0.12		(0.13)	(0.01)	(0.20)	(0.13)		(0.33)	0.00	9.93	(0.10)	377,330	1.41		0.82	(g)	231

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 0.63%, 0.58%, 0.57%, 0.57%, 0.56%, and 0.56% (Class AAA) and 0.88%, 0.83%, 0.82%, 0.82%, 0.81%, and 0.81% (Advisor Class), respectively.
(e)	For the six months ended June 30, 2023, unaudited.
(f)	Annualized.
(g)	During the year ended December 31, 2018, the Fund incurred tax expense, the effect of which was minimal.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund, the sole series of the Gabelli Investor Funds, Inc. (the Corporation), was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2023 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$15,165,645	$113,485	—	$15,279,130
Financial Services	11,660,759	13,645	$42,000	11,716,404
Machinery	8,140,260	—	125,488	8,265,748
Retail	2,001,393	10	—	2,001,403
Wireless Telecommunications Services	—	140,000	—	140,000
Other Industries (b)	192,513,619	—	—	192,513,619
Total Common Stocks	229,481,676	267,140	167,488	229,916,304
Closed-End Funds	—	549,900	—	549,900
Rights (b)	1,122,220	363,410	333,886	1,819,516
Warrants (b)	49,980	—	—	49,980
U.S. Government Obligations	—	254,719,679	—	254,719,679
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$230,653,876	$255,900,129	$501,374	$487,055,379

LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(83,009,530)	—	—	$(83,009,530)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(83,009,530)	—	—	$(83,009,530)

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$57,511	—	$57,511

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

The Fund did not have material transfers into or out of Level 3 during the six months ended June 30, 2023.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2023, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2023, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

exchange contracts at June 30, 2023 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2023 had an average monthly notional amount of approximately $16,446,641.

At June 30, 2023, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts. For the six months ended June 30, 2023, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized gain on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

At June 30, 2023, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets
Forward Foreign Exchange Contracts	$57,511	—	$57,511

The following table presents the Fund’s derivative assets by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2023:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Received	Net Amount
Counterparty
State Street Bank and Trust Co.	$57,511	—	—	$57,511

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2023 are reflected within the Schedule of Investments. For the six months ended June 30, 2023, the Fund incurred $16,733 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2023, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$7,550,270
Total distributions paid	$7,550,270

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and other derivative instruments	$383,502,109	$88,686,768	$(68,085,517)	$20,601,251

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $179,397,513 and $204,093,773, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $41,186 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,031.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As of June 30, 2023, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

the Statement of Operations. During the six months ended June 30, 2023, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2023 and the fiscal year ended December 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	521,526	$5,354,378	5,862,035	$60,359,012
Shares issued upon reinvestment of distributions	—	—	599,538	6,031,559
Shares redeemed	(6,944,057)	(71,312,848)	(9,015,650)	(92,152,815)
Net decrease	(6,422,531)	$(65,958,470)	(2,554,077)	$(25,762,244)
Advisor Class
Shares sold	160,729	$1,631,165	4,260,028	$43,354,454
Shares issued upon reinvestment of distributions	—	—	98,643	982,484
Shares redeemed	(3,883,322)	(39,501,799)	(8,534,766)	(85,842,862)
Net decrease	(3,722,593)	$(37,870,634)	(4,176,095)	$(41,505,924)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 15, 2023, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2022) of the Fund against a peer group of four other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year period, the third quartile for the three year period, and in the fourth quartile for the five year period, as measured against the Adviser Peer Group. The Independent Board Members noted that the Fund’s total return was above the median for the one year period, and at or below the median for the three year and five year periods within the Advisory Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one year period and the fourth quintile for the three year and five year periods. The Independent Board Members discussed the Fund’s performance and potential ways to improve the Fund’s performance, along with the limited universe of comparable funds.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of four other alternative event driven funds and thirteen other alternative multi-strategy funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Members noted that the Fund’s expense ratios were at the low end of each peer group and that the Fund’s size was above average within each peer group. The Independent Board Members also compared the management fee structure for the Fund to that in effect for most other Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the advisory fees for other types of accounts managed by affiliates of the Adviser. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than the average within both peer groups and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q223SAR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.